Royalty payable (Details Narrative) - USD ($) $ in Millions		9 Months Ended
	Apr. 12, 2023	Sep. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Recognized loss of estimated fair value		$ 0.3	$ 0.7
Description of royalty agreement		the Royalty Agreement was classified as a hybrid instrument of host financial liability with embedded derivatives from the reduced 0.2% royalty on attributable production and buyout payment. The Company elected at inception to designate the entire hybrid instrument at fair value through profit or loss with its initial fair value be representative of the $4.0 million in proceeds received
Aggregate repayment of royalty		$ 4.0
Reduce royalty attributable to production		0.20%
Galena Complex and Cosala Operations
Statement [Line Items]
Description of royalty agreement	the Company entered into a $4.0 million net smelter returns royalty agreement (the “Royalty Agreement”) with Sandstorm to be repaid through a 2.5% royalty on attributable production from the Galena Complex and Cosalá Operations
Aggregate repayment of royalty	$ 4.0
Reduce royalty attributable to production	0.20%
Buyout payment of royalty	$ 1.9